Other operational gain (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Gain Contingencies [Line Items]
Other operational gain	$ 41	$ 2,461
Gain/ (Loss) Related to Litigation Settlement		$ 2,141